Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Income (Loss) and Comprehensive Income (Loss)
REVENUE (note 3)	$ 233,643	$ 193,230
COST OF SALES
Operating costs (note 4(a))	(57,672)	(45,597)
Depletion and depreciation	(28,649)	(14,953)
Royalties (note 4(b))	(5,795)	(4,819)
Cost of sales	(92,116)	(65,369)
EARNINGS FROM MINING OPERATIONS	141,527	127,861
GENERAL AND ADMINISTRATIVE EXPENSES (note 6)	(13,408)	(10,913)
EXPLORATION AND EVALUATION EXPENSES
Exploration and evaluation (note 5)	(34,616)	(18,939)
Loss on impairment and derecognition of exploration properties (note 11)	(72,743)
Exploration And Evaluation Costs, Net of Impairment	(107,359)	(18,939)
OTHER
Interest income	5,387	2,167
Depreciation	(504)	(277)
Share based payments (note 18)	(3,221)	(2,447)
Interest and accretion expense (note 7)	(11,838)	(8,890)
Loss on extinguishment of Credit Facility (note 13(a))	(1,547)	(13,219)
Foreign exchange and other gains (losses)	(1,443)	3,055
Other expenses (income)	(13,166)	(19,611)
INCOME BEFORE TAXES	7,594	78,398
Income taxes (note 25)	(34,604)	(32,628)
INCOME (LOSS) FOR THE YEAR	(27,010)	45,770
Items that may in future periods be reclassified to profit or loss:
Foreign currency differences arising on translation	1,144	(4,024)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (25,866)	$ 41,746
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - Basic (in shares)	311,482	272,202
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - Diluted (in shares)	311,482	292,816
EARNINGS PER SHARE - Basic (in dollars per share)	$ (0.09)	$ 0.17
EARNINGS PER SHARE - Diluted (in dollars per share)	$ (0.09)	$ 0.16